Eaton Vance Management

Two International Place

Boston, MA 02110

(617) 482-8260

www.eatonvance.com

November 7, 2018

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:        Eaton Vance Municipal Bond Fund (the “Registrant”) (Registration No. 333-227659)

Pre-Effective Amendment No. 1

Dear Sir or Madam:

On behalf of the above-referenced Registrant, transmitted herewith for filing on behalf of Eaton Vance Municipal Bond Fund (the “Municipal Fund”), pursuant to (1) the Securities Act of 1933, as amended (the “1933 Act”), (2) the General Instructions to Form N-14, and (3) Regulation S-T, is Pre-Effective Amendment No. 1 to the Registrant’s registration statement on Form N-14 8C including the Proxy Statement/Prospectus, Statement of Additional Information, Part C and Exhibits (the “Registration Statement”). The Registration Statement transmitted herewith contains a conformed signature page, the manually signed original of which is maintained at the office of the Registrant.

The purpose of the Registration Statement is to register Municipal Fund shares to be issued in connection with the reorganizations by and among the Municipal Fund, Eaton Vance Ohio Municipal Bond Fund (the “Ohio Fund”), Eaton Vance New Jersey Municipal Bond Fund (the “New Jersey Fund”), Eaton Vance Pennsylvania Municipal Bond Fund (the “Pennsylvania Fund”), and Eaton Vance Municipal Bond Fund II (the “Muni Bond Fund II” and together with the Ohio Fund, New Jersey Fund and Pennsylvania Fund, the “Acquired Funds”). Included in the Registration Statement, therefore, are a notice of meeting and form of proxy card, which are proposed to be used by the Acquired Funds for a special joint meeting of their shareholders to be held on December 20, 2018.

The registration fee of $29,543.62 has been wired through the FEDWIRE system.

It is intended that the Registration Statement will become effective on such date as the Securities and Exchange Commission, acting pursuant to Section 8(a) of the 1933 Act, may determine.

If you have any questions or comments concerning the foregoing, please contact the undersigned at (617) 672-6170.

Very truly yours,

   /s/ Jill R. Damon

Jill R. Damon

Vice President, Counsel